Trade Accounts Receivable	12 Months Ended
Dec. 31, 2018
Trade Accounts Receivable
Trade Accounts Receivable

7.     Trade Accounts Receivable

7.1  Breakdown of balances

	12/31/2018	12/31/2017

Domestic customers
Third parties	853,684	735,627
Receivables Investment Fund ("FIDC") (a)	22,299	25,825
Related parties	36,727	28,652

Foreign customers
Third parties	1,661,527	1,546,399

Allowance for doubtful accounts	(37,179)	(38,740)

	2,537,058	2,297,763

(a) In 2017 the Company created the FIDC, that is a vehicle with the purpose with of acquiring credit rights originated from sales made by Suzano to facilitate credit to certain clients. FIDC is an investment fund that acquires receivables and securities representing credit rights. The FIDC has a two year term with renew rights under certain conditions. On December 31, 2018 Suzano has a coobligation and retains substantial credit risk, accordingly Suzano recorded an accounts receivable of R$ 22,299 and a liability of R$ 22,054 net of transaction costs. (Note 19). (December 31, 2017 R$ 25,825 and R$ 24,665 respectively).

7.2  Past due securities

	12/31/2018	12/31/2017
Past due:
Up to 30 days	291,050	67,239
From 31 and 60 days	54,845	16,066
From 61 and 90 days	10,982	3,949
From 91 and 120 days	7,446	2,831
From 121 and 180 days	6,285	9,423
Over 180 days	47,262	39,905
	417,870	139,413

% Total overdue receivables.	16%	6%

7.3  Changes in allowance for doubtful accounts

	12/31/2018	12/31/2017

Balance at beginning of the year	(38,740)	(44,517)
Credits accrued in the period	(11,578)	(38,486)
Credits recovered in the period	5,128	6,089
Credits definitively written-off from position	8,993	36,726
Exchange variation	(982)	1,448
Balance at the end of the year	(37,179)	(38,740)

The Company has guarantees for overdue securities in its commercial transactions, through credit insurance policies, letters of credit and collateral. Part of these guarantees is equivalent to the need to recognize allowance for doubtful accounts, in accordance with the credit policy (Note 4.3).